Basis of Presentation	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Note 1 - Basis of Presentation

Organization and Line of Business

SOAFEE, Inc. (the “Company”) was originally incorporated as Golden Maple Mining and Leaching Corporation, Inc. in the State of Montana on August 13, 1981. The Company discontinued all business operations in 1990. The Company then acquired Consolidated Medical Management, Inc. (“CMMI”) and kept the CMMI name.

In January 2008, the Company changed its name to Adino Energy Corporation. On December 1, 2015, the Company was involuntarily dissolved with the Montana Secretary of State.

On August 20, 2020, the Company was reinstated with the Secretary of State under the name “Carepay Holdings, Inc.” This name change was necessary because another entity registered the name “Adino Energy Corporation” during the period in which the Company was involuntarily dissolved.

On August 26, 2020, the Company entered into an Agreement and Plan of Merger (“Plan of Merger”) whereby Carepay Acquisition, Inc., a wholly-owned subsidiary of the Company, agreed to merge with and into Carepay Inc., a Nevada corporation (“Private Carepay”).

On February 18, 2021, the Company redomesticated as a Nevada corporation.

On July 1, 2021, the Company closed its merger with Carepay Opco. As a result, Carepay Opco became a wholly-owned subsidiary of the Company. In May 2022, Carepay Opco changed its name to SOAFEE Opco, Inc.

In February 2022, we changed our name from Carepay, Inc. to SOAFEE, Inc. with the Secretary of State of Nevada.

The Company provides artificial intelligence (“AI”), information technology services, and enterprise AI SaaS (Software-as a-Service) solutions to enterprises. The Company uses applied AI as a SaaS solution to help healthcare providers improve their operations.

Basis of Presentation

The accompanying financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).